Note 14 - Regulatory Matters (Details) - Capital Requirements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Entities [Member]
2014
Total capital (to risk weighted assets) actual, amount	$ 99,607	$ 93,504
Total capital (to risk weighted assets) actual, ratio	17.40%	16.80%
Total capital (to risk weighted assets) minimum required for capital adequacy purposes, amount	45,765	44,565
Total capital (to risk weighted assets) minimum required for capital adequacy purposes, ratio	8.00%	8.00%
Total capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, amount	57,206	55,706
Total capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, ratio
Tier 1 capital (to risk weighted assets) actual amount	92,442	87,349
Tier 1 capital (to risk weighted assets) actual ratio	16.20%	15.70%
Tier 1 capital (to risk weighted assets) minimum required for capital adequacy purposes, amount	22,883	22,283
Tier 1 capital (to risk weighted assets) minimum required for capital adequacy purposes, ratio	4.00%	4.00%
Tier 1 capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, amount	34,324	33,424
Tier 1 capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, ratio
Tier 1 capital (to average assets) actual amount	92,442	87,349
Tier 1 capital (to average assets) actual ratio	11.80%	11.70%
Tier 1 capital (to average assets) minimum required for capital adequacy purposes, amount	31,306	29,918
Tier 1 capital (to average assets) minimum required for capital adequacy purposes, ratio	4.00%	4.00%
Tier 1 capital (to average assets) minimum required to be well capitalized under prompt corrective action regulations, amount	39,133	37,397
Tier 1 capital (to average assets) minimum required to be well capitalized under prompt corrective action regulations, ratio
Bank [Member]
2014
Total capital (to risk weighted assets) actual, amount	87,670	83,057
Total capital (to risk weighted assets) actual, ratio	15.60%	15.20%
Total capital (to risk weighted assets) minimum required for capital adequacy purposes, amount	44,935	43,731
Total capital (to risk weighted assets) minimum required for capital adequacy purposes, ratio	8.00%	8.00%
Total capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, amount	56,169	54,664
Total capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets) actual amount	80,637	77,230
Tier 1 capital (to risk weighted assets) actual ratio	14.40%	14.10%
Tier 1 capital (to risk weighted assets) minimum required for capital adequacy purposes, amount	22,468	21,866
Tier 1 capital (to risk weighted assets) minimum required for capital adequacy purposes, ratio	4.00%	4.00%
Tier 1 capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, amount	33,701	32,798
Tier 1 capital (to risk weighted assets) minimum required to be well capitalized under prompt corrective action regulations, ratio	6.00%	6.00%
Tier 1 capital (to average assets) actual amount	80,637	77,230
Tier 1 capital (to average assets) actual ratio	10.50%	10.50%
Tier 1 capital (to average assets) minimum required for capital adequacy purposes, amount	30,702	29,410
Tier 1 capital (to average assets) minimum required for capital adequacy purposes, ratio	4.00%	4.00%
Tier 1 capital (to average assets) minimum required to be well capitalized under prompt corrective action regulations, amount	$ 38,377	$ 36,762
Tier 1 capital (to average assets) minimum required to be well capitalized under prompt corrective action regulations, ratio	5.00%	5.00%